Contingent Liabilities and Commitments - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Compliance with Consumer Credit Act [member]
Disclosure of contingent liabilities and commitments [line items]
Additional operational risk losses and restructuring charges	£ 58